COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
10. COMMITMENTS AND CONTINGENCIES
Commitments
In October 2023, the Company entered into a purchase agreement to acquire S21 miners with a combined exahash of 2.52 or approximately 12,900 miners from Bitmain for approximately $50.4 million, of which $2.4 million was paid as of December 31, 2023, and included in other current assets on the Company's consolidated balance sheets. Delivery of the miners is expected between the first and second quarters of 2024.
In September 2023, the Company entered into a purchase agreement to acquire S19 XP miners with a combined exahash of 4.08 or 28,400 miners from Bitmain for approximately $77.1 million, of which $4.1 million was paid as of December 31, 2023. As of December 31, 2023, the Company had received approximately 22,700 miners. The remaining miners were received in January 2024.
As of the reporting date of this Annual Report on Form 10-K, we have completed payment on all new bitcoin miners ordered for 2024.
Legal Proceedings—The Company is subject to legal proceedings arising in the ordinary course of business. The Company accrues losses for a legal proceeding when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. However, the uncertainties inherent in legal proceedings make it difficult to reasonably estimate the costs and effects of resolving these matters. Accordingly, actual costs incurred may differ materially from amounts accrued and could materially adversely affect the Company’s business, cash flows, results of operations, financial condition and prospects. Unless otherwise indicated, the Company is unable to estimate reasonably possible losses in excess of any amounts accrued.
Purported Shareholder Class Action (“Pang”)
On November 14, 2022, Plaintiff Mei Pang filed a purported class-action complaint against Core Scientific, Inc., its former chief executive officer, Michael Levitt, and others in the United States District Court, Western District (Austin) of Texas asserting that the Company violated the Securities and Exchange Act by allegedly failing to disclose to investors that – among other things – the Company was vulnerable to litigation given its decision to pass power costs to its customers, that certain clients had breached their contracts, and that this impacted the Company’s profitability and ability to continue as a going concern. The complaint seeks monetary damages. Core filed a notice of suggestion of bankruptcy stating that its petition for bankruptcy—filed on December 21, 2022—operates as a stay to the continuation of this matter. Plaintiff subsequently withdrew its claims against Core.
On April 14, 2023, the Court appointed lead plaintiff for the purported class in Pang, individually and on behalf of a class of claimants, filed proofs of claim against the Company in its Chapter 11 Cases in the United States Bankruptcy Court, Southern District (Houston) of Texas based upon the allegations set forth in Pang and Core filed an objection to the proofs of claim.
On December 7, 2023, the United States Bankruptcy Court for the Southern District of Texas in Houston, sustained the Company’s objection to the filed class proof of claim without prejudice to re-file a proof of claim on an individual basis by December 20, 2023; and denied plaintiff’s Motion for Class Treatment under Fed. R. Bankr. P. 7023. No individual proof of claim was filed by any of the class representatives of the purported class action by December 20, 2023, and a separately filed objection to confirmation of Debtors’ Fourth Amended Chapter 11 Plan and Disclosure Statement was overruled by the Bankruptcy Court on January 16, 2024. On January 29, 2024, plaintiff filed a notice of appeal of the order confirming the Company’s Plan of Reorganization.
Following Core’s motion to dismiss in the District Court case, the Court dismissed without prejudice the 10(b) claim in its entirety for failure to plead scienter and loss causation and all but a single statement under Section 11 and Section 14 of the Exchange Act. The Court also held that none of the Defendants other than Michael Levitt were control persons under Section 15 (even though Mr. Levitt was not even named as a Defendant under Section 15). Core filed a motion for reconsideration of the Court’s failure to dismiss the remaining Section 11 claim and filed an answer to the Plaintiff’s remaining claim.
Employment Claim
On September 30, 2022, Harlin Dean, a former executive of Blockcap, Inc. (n/k/a Core Scientific Acquired Mining, LLC) sent a demand letter to the Company, seeking approximately $9.8 million. Along with the demand letter, Mr. Dean enclosed a complaint that had been filed in the 419th Judicial District Court, Travis County, Texas, which asserted the following causes of action: (1) breach of employment agreement; (2) quantum meruit; (3) promissory estoppel; (4) conversion; (5) declaratory relief; (6) equitable relief/specific performance; (7) imposition of constructive trust; (8) accounting; and (9) attorneys’ fees and costs. According to Mr. Dean, the Company failed to honor the terms of his employment agreement upon his resignation.
Following the Company’s filing of the Chapter 11 Cases, Dean filed proofs of claim in the Chapter 11 Cases alleging the Company breached Mr. Dean’s employment agreement and various equity award agreements. Mr. Dean seeks a total recovery of approximately $8 million. The Debtors filed an objection to Mr. Dean’s proofs of claim on September 19, 2023. Mr. Dean filed a reply in support of his claim and moved for summary judgment on October 19. Adjudication of the validity and value of Dean’s proof of claim is pending. As a general unsecured creditor under the Plan of Reorganization, any amount determined to be owed to plaintiff will be paid in common shares of the Company as provided in the Plan of Reorganization.
Contract Claims
GEM Mining 1, LLC, GEM Mining 2, LLC, GEM Mining 2B, LLC, and GEM Mining 4, LLC (together “GEM”) have filed proofs of claim in the Chapter 11 Cases alleging the Company breached its hosting agreements with GEM and are seeking to recover approximately $4.1 million. The Debtors filed an initial objection to GEM’s proofs of claim on May 4, 2023, and filed a supplemental objection on May 6, 2023. GEM filed a response in opposition to Debtors’ objections on September 6, 2023. Additionally, GEM 1 and GEM 4 filed proofs of claim in the Chapter 11 Case asserting approximately $8 million in rejection damages. The Debtors are currently preparing an objection to these claims along with a reply to GEM’s response to the Debtors’ earlier filed objections. As a general unsecured creditor under the Plan of Reorganization, any amount determined to be owed to plaintiff will be paid in common shares of the Company as provided in the Plan of Reorganization.
Celsius filed the Celsius Chapter 11 Cases in the United States Bankruptcy Court for the Southern District of New York under the Bankruptcy Code. Celsius was one of the Company’s largest host-mining customers in July 2022. Prior to the Celsius Chapter 11 Cases, Celsius paid the Company certain PPT Charges invoiced to Celsius pursuant to the Master Services Agreements between Celsius and the Company (the “Celsius Contracts”). After commencing the Celsius Chapter 11 Cases, Celsius refused to pay all PPT Charges the Company invoiced to Celsius; Celsius and the Company filed competing motions, pleadings, and proofs of claims and engaged in protracted litigation, discovery, and mediation.
On September 14, 2023, the Debtors and Celsius entered into a PSA that provides in addition to a full mutual release of claims asserted against each party in the respective bankruptcy cases for a cash payment by Celsius to the Company of $14.0 million and a full and final release of all claims of Celsius against the Debtors related to the Celsius Contracts, in exchange for the Debtors’, (i) sale to Celsius of the Debtors’ Cedarvale Facility and certain related assets, (ii) grant to Celsius of a perpetual, non-transferable (except as described in Section 14 of the PSA), non-exclusive limited license to use identified Company intellectual property solely as and to the extent necessary to (x) finish construction and development of the Cedarvale Facility, (y) develop and construct other mining facilities on other properties owned or leased by Celsius similar in type and scope to the Cedarvale Facility, and (z) operate all of the foregoing, (iii) assumption and assignment to Celsius of certain executory contracts, and (iv) unequivocal release of claims against Celsius asserted by the Company in connection with the Celsius Chapter 11 Cases and the Company’s Chapter 11 Cases. On November 2, 2023, the Company received the payment of $14.0 million from Celsius in connection with the PSA.
In November 2022, Sphere 3D Corp. filed a demand for arbitration with JAMS alleging the existence and breach of a contract for hosting services. The arbitration demand alleges that the Company has failed to provide contracted for services and to return prepayments allegedly made by Sphere 3D for such services. The arbitration demand was stayed by the filing of the Company Parties’ Chapter 11 Cases.
In April 2023, Sphere 3D Corp. filed a proof of claim against the Debtors in the Chapter 11 Cases alleging a claim for approximately $39.5 million allegedly pursuant to a contract for services as to which the Debtors were allegedly a party and failed to perform and other claims related thereto. On January 16, 2024, the Bankruptcy Court entered an order granting Sphere 3D Corp. (“Sphere”) an allowed $10 million general unsecured claim and a complete and final release of all claims of Sphere and Gryphon Digital Mining, Inc. (“Gryphon”) against the Debtors related to the hosting contracts. As part of the resolution, all miners have been returned to the client. Furthermore, the adversary proceeding was dismissed with prejudice, against both Gryphon and Sphere. The satisfaction of the settlement resulted in a gain of $23.3 million recorded to Reorganization items, net in the Consolidated Statements of Operations for the year ended December 31, 2023.
In November 2022, McCarthy Building Companies, Inc. filed a complaint against the Company in the United States District Court for the Eastern District of Texas, alleging breach of contract for failing to pay when due certain payments allegedly owing under a contract for construction entered into between the parties. The case has been stayed as a result of the Company’s filing of a petition for relief under chapter 11 of the United States Bankruptcy Code. On January 18, 2024, the Bankruptcy Court entered the McCarthy Order approving the parties’ agreement to settle all claims and release all liens of McCarthy against the Company. See Note 3 — Chapter 11 Filing and Other Related Matters for further details.
As of December 31, 2023 and 2022, there were no other material loss contingency accruals for legal matters.
Leases—See Note 9 — Leases for further information.
Loss on legal settlements—The Company recognized a loss of $2.6 million during the year ended December 31, 2021, with respect to the resolution of legal actions for damages resulting from the early termination of agreements by former customers.